SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2024 USD ($)
Accounting Policies [Abstract]
Impairment of other assets	$ 0	$ 0	$ 27,000
Impairment losses	3,955
Defined contribution plans	$ 33,790	$ 61,041	165,510	25,830
Impairment loss			$ 0	$ 0
Number of reportable segment | Segment			1